Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2023
Stock-Based Compensation [Abstarct]
Schedule of New Allotments	New allotments during the year ended December 31, 2023 that remain outstanding, all of which are non-tradable and physically-settled, are set out below:
Date of grant	Eligible Recipients	Terms of the instrument	No. of ordinary shares (thousands)	Vesting Conditions
March 30, 2023	Chairman of the Board	Restricted share units (1)	1,340	12 quarterly tranches
March 30, 2023	Chairman of the Board	Performance share units (1)	1,340	Vesting upon achievement of performance conditions
April 20, 2023	Chief Executive Officer	Restricted share units (2)	1,910	12 quarterly tranches
April 20, 2023	Chief Executive Officer	Performance share units (2)	1,910	Vesting upon achievement of performance conditions
June 25, 2023	Company Employees	Restricted Share Units (3)	11,217	12 quarterly tranches
August 30, 2023	Company Employees	Restricted Share Units (3)	190	12 quarterly tranches
October 12, 2023	Directors	Restricted Share Units (4)	3,831	12 quarterly tranches
November 22, 2023	Company Employees	Restricted Share Units (3)	862	12 quarterly tranches
Total securities exercisable into shares			22,600
(1)	On March 30, 2023, the Chairman of the Board, who had waived unvested, out-of-the-money options, was granted restricted share units. The incremental fair value of the grant was calculated as the difference between the fair value of the restricted share units and the net fair value of out-of-the-money options that the Chairman of the Board had waived. The incremental fair value of this grant, amounting to USD 87 thousand, is recognized over the course of 12 quarterly installments. The Chairman was also granted performance share units, which will vest in full upon the achievement of one of the following milestones: (i) engagement with a strategic partner/investor/corporation operating in the field of food, healthcare, pharmaceuticals, or printing for an investment in the company or its subsidiaries, in cash in an amount of not less than USD 500 thousand; (ii) submission of a regulatory approval to the U.S. FDA, Singapore Food Agency or European Food Safety Authority, for the commercial sale or distribution of Company’s products; or (iii) engagement with a strategic partner/corporation operating in the field of food, healthcare, pharmaceuticals or printing in a joint development agreement to collaborate to develop technology or products for the purpose of later commercialization. As of December 31, 2023, the Company’s management assessed the completion percentage of a milestone, leading to the recognition of share-based payment expenses amounting to USD 61 thousand.

(2)	On April 20, 2023, the Chief Executive Officer, who had waived unvested, out-of-the-money options, was granted restricted share units. The incremental fair value of the grant was calculated as the difference between the fair value of the restricted share units and the net fair value of out-of-the-money options that the Chief Executive Officer had waived. The incremental fair value of this grant, amounting to USD 134 thousand, is recognized over the course of 12 quarterly installments. The Chief Executive Officer was also granted performance share units, which will vest in full upon the achievement of one of the aforementioned milestones. As of December 31, 2023, the Company’s management assessed the completion percentage of a milestone, leading to the recognition of share-based payment expenses amounting to USD 87 thousand.
(3)	On June 25, 2023, Company employees were granted restricted share units. The incremental fair value of the grant was calculated as the difference between the fair value of the restricted share units and the net fair value of unvested out-of-the-money options that employees had separately waived. This incremental fair value, in the amount of USD 820 thousand, will be recognized over the course of 12 quarterly installments. During 2023, the Company issued restricted share units to its new employees, with a fair value of USD 164 thousand. The assumption for estimate the incremental fair value are detailed in table below.
(4)	In August 2023, members of the Company’s Board of Directors were granted restricted share units. The incremental fair value of the grant was calculated as the difference between the fair value of the restricted share units and the net fair value of unvested out-of-the-money options that employees had separately waived. This incremental fair value, in the amount of USD 389 thousand, will be recognized over the course of 12 quarterly installments. The assumption for estimate the incremental fair value are detailed in table below.

Schedule of Fair Value of the Company’s Stock Options Granted to Employees and Directors	The fair value of the Company’s stock options granted to employees and directors for the years ended December 31, 2023, 2022 and 2021 was estimated using the following assumptions:
	2023	2022	2021
Expected volatility	97.57%-119.85%	91.25%-100.74%	73.84%-93.1%
Risk free interest rate	3.78%-4.92%	2.03%-4.04%	0.23%-1.97%
Expected dividend	0%	0%	0%
Expected term (in years)	1.5-2 years	2-2.8 years	4-10 years

Schedule of Transactions Related to the Grant of Options to Employees, Directors and Non-Employees Under the Company’s Options Plan	Transactions related to the grant of options to employees, directors and non-employees under the Company’s options plan during the year ended December 31, 2023 were as follows:
	Number of options	Weighted average exercise price (USD)	Weighted average remaining contractual term (in years)	Aggregate Intrinsic Value (USD)
Outstanding at January 1, 2023	19,046,329	0.28	4.89	-
Granted	-	-	-	-
Exercised	-	-	-	-
Cancelled	(4,132,233)	0.10	0.55	-
Forfeited	(1,299,583)	0.71	2.20	-
Expired	(3,640,418)	0.97	-	-
Outstanding at December 31, 2023	9,974,095	0.05	6.41	-
Vested and expected to vest at end of period	9,974,095	0.05	6.41	-
Exercisable at December 31, 2023	7,805,505	0.53	4.9	-

Schedule of Transactions Related to Restricted Stock Units	Transactions related to restricted share units (RSUs) during the year ended December 31, 2023 were as follows:
	Number of RSU	Weighted average grant date fair value (USD)
Outstanding at January 1, 2023	986,533	0.69
Granted	22,600,120	0.08
Vested	(3,462,487)	0.16
Cancelled	(90,853)	0.68
Forfeited	(1,904,663)	0.08
Outstanding at December 31, 2023	18,128,650	0.08

Schedule of Equity-Based Compensation Expense	The total equity-based compensation expense related to all of the Company’s equity-based awards recognized for the years ended December 31, 2023, 2022 and 2021 was comprised as follows:
	Year ended December 31,
	2023	2022	2021
Research and development, net	476	627	925
Marketing	832	2,291	704
General and administrative	551	438	2,170
Total share-based compensation expenses	1,859	3,356	3,799